Share Capital and Equity Reserve - Summary of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Net (loss) income attributable to common shareholders	$ (24,485)	$ 3,732
Weighted average number of common shares outstanding - Basic (in shares)	50,381,336	47,131,785
Diluted weighted average number of common shares outstanding (in shares)	50,381,336	49,916,511
Basic net (loss) income per common share (in USD per share)	$ (0.49)	$ 0.08
Diluted net income (loss) per common share (in USD per share)	$ (0.49)	$ 0.07
Stock Option
Earnings per share [line items]
Effect of dilutive securities (in shares)	0	385,179
Diluted weighed average number of common shares (in shares)	219,098
PSU
Earnings per share [line items]
Effect of dilutive securities (in shares)	0	813,935
Diluted weighed average number of common shares (in shares)	759,620
RSU
Earnings per share [line items]
Effect of dilutive securities (in shares)	0	1,585,612
Diluted weighed average number of common shares (in shares)	1,702,842